Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

8.      Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Accounts payable	$839	$2,501
Accrued contract settlement, current portion	333	—
Accrued compensation and benefits	33	153
Other accrued liabilities	465	717
Total accounts payable and accrued liabilities	$1,670	$3,371

In December 2021, Nxu entered into an agreement (the “Agreement”) with QAD, Inc. (“QAD”), a cloud-based enterprise resource software provider. Under the Agreement, QAD would facilitate implementation services and access to the cloud-based software platform for a non-cancellable, 5-year term. Subsequent to executing the Agreement, Nxu determined that the software did not fit Nxu’s needs and Nxu and QAD (collectively, the “Parties”) were unable to successfully implement the software platform. The Parties attempted to mutually terminate the Agreement but were unsuccessful, and in May 2023, the dispute moved to arbitration to determine whether Nxu owed QAD a payment for cancellation of the contract. On October 27, 2023, the Parties agreed to a settlement whereby Nxu has agreed to pay a termination fee of $0.70 million to QAD over a 21-month period, upon which Nxu will be released from the contract. Nxu accrued the remaining unpaid fee, entirely due within the next twelve months, of $0.33 million in accounts payable and accrued liabilities in Nxu’s unaudited condensed consolidated balance sheets as of September 30, 2024.

7.      Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following (in thousands):

	As of December 31,
	2023	2022
Accounts payable	$2,501	$1,523
Accrued compensation and benefits	153	234
Other accrued liabilities	717	1,462
Total accounts payable and accrued liabilities	$3,371	$3,219